Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings.
Summary of breakdown for non-current and current borrowings

	2025				2024
				Total				Total
(Euro thousands)	Guaranteed	Secured	Unsecured	borrowings	Guaranteed	Secured	Unsecured	borrowings
At January 1,	5,694	26,114	151,954	183,762	8,580	29,895	29,626	68,101
Repayments	(2,707)	(102,930)	(68,817)	(174,454)	(2,896)	(97,488)	(13,333)	(113,717)
Proceeds	25	81,676	249,790	331,491	10	94,019	134,910	228,939
Net foreign exchange difference	—	(847)	(5,197)	(6,044)	—	(312)	751	439
At December 31,	3,012	4,013	327,730	334,755	5,694	26,114	151,954	183,762
Repayable:
- Within one year	2,664	4,013	318,390	325,067	3,333	13,475	141,732	158,540
- In the second year	139	—	—	139	2,014	12,639	—	14,653
- In the third year	139	—	9,340	9,479	139	—	—	139
- Over three years	70	—	—	70	208	—	10,222	10,430
	3,012	4,013	327,730	334,755	5,694	26,114	151,954	183,762
Portion classified as current liabilities	(2,664)	(4,013)	(318,390)	(325,067)	(3,333)	(13,475)	(141,732)	(158,540)
Non-current portion	348	—	9,340	9,688	2,361	12,639	10,222	25,222

				At December 31, 2025
	Interest			Of which current	Of which non-
Borrower	rate	Terms	Expiry date	portion	current portion

				(Euro thousands)
St. John Knits, Inc.	Variable	SOFR+6.75%	April 2026	4,013	—
Fosun Fashion Group (Cayman) Limited	Fixed	7.56%	April 2026	2,305	—
Sergio Rossi S.p.A	Variable	Euribor 3m+1.90%	September 2026	2,525	—
Fosun Fashion Group (Cayman) Limited	Fixed	10.00%	December 2026	313,750	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	December 2026	1,715	—
Fosun Fashion (Shanghai) Consulting Management Co.,Ltd.	Fixed	10.00%	December 2027	—	9,340
Wolford AG	Variable	Euribor 3m+4.00%	June 2029	139	348
Other borrowings	Variable	3.85%-4.38%	Up to February 2026	620	—
Total				325,067	9,688

				At December 31, 2024
	Interest			Of which current	Of which non-
Borrower	rate	Terms	Expiry date	portion	current portion

				(Euro thousands)
Sergio Rossi S.p.A	Variable	Euribor 3m+4.50%	March 2025	8	—
Fosun Fashion Group (Cayman) Limited	Fixed	8.06%	April 2025	2,579	—
St. John Knits, Inc.	Variable	SOFR+7.5%	April 2025	9,404	—
Wolford AG	Fixed	12.00%	June 2025	1,985	—
Sergio Rossi S.p.A	Variable	ECB 3m+6.00%	September 2025	695	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	December 2025	1,349	—
Fosun Fashion Group (Cayman) Limited	Fixed	10.00%	December 2025	134,649	—
Arpège SAS	Fixed	9.10%	March 2026	4,071	12,639
Sergio Rossi S.p.A	Variable	Euribor 3m+1.90%	June 2026	2,500	1,875
Fosun Fashion (Shanghai) Consulting Management Co., Ltd.	Fixed	10.00%	December 2027	—	10,221
Wolford AG	Variable	Euribor 3m+4.00%	June 2029	139	487
Other borrowings	Variable	4.04%-4.53%	Up to March 2025	1,161	—
Total				158,540	25,222

Summary of detailed information about assets pledged as security

	At December 31,
(Euro thousands)	2025	2024
Pledge of assets:
- Inventories	11,161	17,773
- Property, plant and equipment	7,053	8,977
- Trade receivables	1,016	1,865
- Other current assets	1,039	1,462
At December 31,	20,269	30,077